SHORT-TERM BORROWINGS	12 Months Ended
Jun. 30, 2021
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

NOTE 15. SHORT-TERM BORROWINGS

Short-term borrowings due to third parties consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
Short-term borrowings due to third parties:	RMB	RMB	U.S. Dollars
Short-term borrowing, 15% annual interest, due on September 23, 2021	¥200,000	¥230,000	$35,616
Short-term borrowing, interest-free, due on May 12, 2022	—	200,000	30,970
Short-term borrowing, interest-free, due on June 21, 2022	—	100,000	15,485
Total short-term borrowings due to third parties	¥200,000	¥530,000	$82,071

Interest expense for short-term borrowings due to third parties were ¥ 81,096, ¥nil and ¥ 30,000 ($4,646) for the years ended June 30, 2019, 2020 and 2021, respectively.

Short-term borrowings due to related parties consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
Short-term borrowings due to related parties:	RMB	RMB	U.S. Dollars
Short-term borrowing from a Founder, 5.65% annual interest, due on December 19, 2020*	¥5,008,640	¥—	$—
Short-term borrowing from a Founder, 4.55% annual interest, due on March 25, 2021*	4,002,106	—	—
Short-term borrowing from a Founder, interest-free, due on September 24, 2020*	450,000	—	—
Short-term borrowing from a Founder’s family member, interest-free, due on December 31, 2020*	770,000	—	—
Short-term borrowing from a Founder, 4.35% annual interest, due on December 21, 2021	—	5,006,042	775,187
Short-term borrowing from a Founder, 4.35% annual interest, due on March 25, 2022	—	4,000,000	619,401
Short-term borrowing from a Founder’s family member, 0% annual interest, due on December 31, 2021	—	670,000	103,750
Short-term borrowing from a Founder’s family member, 0% annual interest, due on March 24, 2022	—	3,000,000	464,550
Total short-term borrowings due to related parties	¥10,230,746	¥12,676,042	$1,962,888

No short-term borrowings due to related parties were guaranteed or collateralized at June 30, 2020 and 2021.

Interest expense for short-term borrowings due to related parties was ¥ 508,474, ¥ 506,358 and ¥ 433,281 ($67,094) for the years ended June 30, 2019, 2020 and 2021, respectively.

*    The Company repaid the loans in full on maturity date.